Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of operating expenses

	2023
	Customer support and operations	General and administrative expenses	Marketing expenses	Other expenses (income)	Total

Infrastructure and data processing costs	186,651	174,557	-	-	361,208
Credit analysis and collection costs	89,293	41,316	-	-	130,609
Customer services	80,866	7,491	-	-	88,357
Salaries and associated benefits	72,478	300,559	20,994	-	394,031
Credit and debit card issuance costs	27,137	55,396	-	-	82,533
Share-based compensation (note 10a)	2,770	251,769	1,075	-	255,614
Specialized services expenses	-	61,404	-	-	61,404
Other personnel costs	15,675	46,251	2,298	-	64,224
Depreciation and amortization	13,072	49,823	-	-	62,895
Marketing expenses	-	-	146,655	-	146,655
Others (i)	140	53,724	-	250,431	304,295
Total	488,082	1,042,290	171,022	250,431	1,951,825

	2022
	Customer support and operations	General and administrative expenses	Marketing expenses	Other expenses (income)	Total

Infrastructure and data processing costs	132,163	144,341	-	-	276,504
Credit analysis and collection costs	54,239	39,773	-	-	94,012
Customer services	74,438	9,559	-	-	83,997
Salaries and associated benefits	48,661	275,117	15,430	-	339,208
Credit and debit card issuance costs	13,174	43,689	-	-	56,863
Share-based compensation (note 10a)	-	286,450	-	-	286,450
Specialized services expenses	-	39,842	-	-	39,842
Other personnel costs	8,553	41,494	1,425	-	51,472
Depreciation and amortization	3,965	31,616	-	-	35,581
Marketing expenses	-	-	136,142	-	136,142
Others (i)	170	65,813	-	150,264	216,247
Subtotal	335,363	977,694	152,997	150,264	1,616,318
Share-based compensation - contingent share award termination (10b) (ii)	-	355,573	-	-	355,573
Total	335,363	1,333,267	152,997	150,264	1,971,891

	2021
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	70,928	63,833	-	-	134,761
Credit analysis and collection costs	34,026	25,843	-	-	59,869
Customer services	48,122	6,923	-	-	55,045
Salaries and associated benefits	19,898	185,715	7,522	-	213,135
Credit and debit card issuance costs	13,711	25,445	-	-	39,156
Share-based compensation (note 10a)	-	225,445	-	-	225,445
Specialized services expenses	-	29,200	-	-	29,200
Other personnel costs	2,253	18,452	277	-	20,982
Depreciation and amortization	1,217	16,122	-	-	17,339
Marketing expenses	-	-	71,775	-	71,775
Others (i)	354	31,923	-	4,097	36,374
Total	190,509	628,901	79,574	4,097	903,081
(i)	"Others" mainly includes federal taxes on financial income, taxes related to international transactions and foreign exchange rate variation.
(ii)	The termination of the 2021 Contingent Share Award resulted in a one-time, non-cash recognition of expenses in the total amount of US$355,573 in the fourth quarter of 2022.